Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Seven Oaks Acquisition Corp
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
As of December 22, 2020	Form 10-K	Adjustment	Adjustment	As Restated
Total assets	$262,064,501	$—	$—	$262,064,501
Total liabilities	$903,035	$18,525,000	$—	$19,428,035
Class A common stock subject to possible redemption	256,161,460	(18,525,000)	21,113,540	258,750,000
Preferred stock	—		—	—
Class A common stock	26	185	(211)	—
Class B common stock	647	—	—	647
Additional paid-in capital	5,060,642	167,901	(5,228,543)	—
Accumulated deficit	(61,309)	(168,086)	(15,884,786)	(16,114,181)
Total stockholders' equity (deficit)	$5,000,006	$—	$(21,113,540)	$(16,113,534)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$262,064,501	$—	$—	$262,064,501
Shares of Class A common stock subject to possible redemption	25,616,146	(1,852,500)	2,111,354	25,875,000
Shares of Class A common stock	258,254	1,852,000	(2,111,354)	—

			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
As of December 31, 2020	Form 10-K	Adjustment	Adjustment	As Restated
Total assets	$261,273,723	—	$—	$261,273,723
Total liabilities	$210,349	22,415,255	$—	$22,625,604
Class A common stock subject to possible redemption	256,063,370	(22,415,260)	25,101,890	258,750,000
Preferred stock	—	—	—	—
Class A common stock	27	224	(251)	—
Class B common stock	647	—	—	647
Additional paid-in capital	5,158,732	4,058,122	(9,216,854)	—
Accumulated deficit	(159,402)	(4,058,341)	(15,884,785)	(20,102,528)
Total stockholders’ equity (deficit)	$5,000,004	$5	$(25,101,890)	$(20,101,881)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$261,273,723	$—	$—	$261,273,723
Shares of Class A common stock subject to possible redemption	25,606,337	(2,241,526)	2,510,189	25,875,000
Shares of Class A common stock	268,663	2,241,526	(2,510,189)	—

For The Period From September 23, 2020 (inception) through December 31, 2020
			Restatement
	Total Stockholders'	Restatement	No. 2 –
	Equity (Deficit), As	No. 1 –	Temporary	Total Stockholders'
	Reported	Warrants	Equity	Equity (Deficit), As
	on original 10-K	Adjustment	Adjustment	Restated
Balance - September 23, 2020 (inception)	$—	$—	$—	$—
Issuance of Class B common stock to the initial stockholders	25,000	—	—	25,000
Sale of units in initial public offering, less fair value of public warrants, gross	258,750,000	(12,937,499)	(245,812,501)	—
Offering costs	(3,139,725)	168,086	2,971,639	—
Common stock subject to possible redemption	(256,063,370)	22,415,260	$233,648,110	—
Accretion on Class A common stock subject to possible redemption amount	—	—	(15,909,138)	(15,909,138)
Sale of private placement warrants to Sponsor in private placement	5,587,501	(5,587,501)	—	—
Net loss	(159,402)	(4,058,341)	—	(4,217,743)
Balance - December 31, 2020	$5,000,004	$5	$(25,101,890)	$(20,101,881)

	Earnings Per Share
			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
	Form 10-K	Adjustment	Adjustment	As Restated
For the period From June 4, 2020 (Inception) Through December 31, 2020
Net loss	$(159,402)	(4,058,341)	$—	$(4,217,743)
Weighted average shares outstanding - Class A common stock	25,615,056	4,863	(22,337,456)	3,234,375
Basic and diluted loss per share - Class A common stock	$—	—	$(0.47)	$(0.47)
Weighted average shares outstanding - Class B common stock	5,762,948	4,863	(37,342)	5,730,469
Basic and diluted loss per share - Class B common stock	$(0.03)	(0.70)	$0.26	$(0.47)

Statement of Cash Flows for the period From September 23, 2020 (Inception) Through December 31, 2020
			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
	Form 10-K	Adjustment	Adjustment	As Restated
Initial Value of Class A common stock subject to possible redemption	$256,161,460	(18,525,000)	$(237,636,460)	$—
Change in Value of Class A common stock subject to possible redemption	$(98,090)	(3,890,260)	$3,988,350	$—
Accretion to Class A common stock subject to possible redemption to redemption amount	$—	—	$15,909,138	$15,909,138